Share Capital and Share-based Payments	12 Months Ended
Dec. 31, 2022
Share Capital and Share-Based Payments [Abstract]
Share Capital and Share-Based Payments	SHARE CAPITAL AND SHARE-BASED PAYMENTS
(a)Authorized capital
The Company is authorized to issue an unlimited number of common shares with no par value.
(b)Share issuances
On November 21, 2022, the Company filed a short form base shelf prospectus that qualifies the distribution of up to $500 million of the Company’s securities comprising any combination of common shares, debt securities, subscription receipts, share purchase contracts, units or warrants in one or more issuances over a period of 25 months in Canada and the United States, at prices and on terms to be determined based on market conditions at the time of sale.
18.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(b)Share issuances (continued)
On November 21, 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100 million (the “Offered Shares”). Concurrently, the Company entered into an equity distribution agreement providing for an at-the-market equity offering program (the “ATM Program”) with BMO Nesbitt Burns Inc. and National Bank Financial Inc. and their respective affiliates (collectively, the “Agents”) (the “Equity Distribution Agreement”), pursuant to which the Company may sell the Offered Shares through or to the Agents. The ATM Program is effective until December 21, 2024 unless terminated earlier by the Company in accordance with the Equity Distribution Agreement.
For the period from November 21, 2022 to December 31, 2022, the Company issued 2,281,402 common shares under the ATM Program at a weighted average share price of $3.50 per common share for total gross proceeds of $8.0 million. Transaction costs incurred of $0.8 million are presented as a reduction to share capital.
In January 2023, the Company issued 4,369,615 common shares under the ATM Program at a weighted average share price of $3.88 per common share for total gross proceeds of $16.9 million.
In April 2021, the Company completed a non-brokered private placement of 7,500,000 common shares at a price of C$10.00 per share for gross proceeds of $59.6 million (C$75.0 million), of which $32.1 million (C$40.4 million) of common shares were issued to the Company’s executives and directors.
In addition to the common shares issued under the ATM Program and private placement, the Company issued 3.8 million common shares on exercise of warrants and stock options and settlement of RSUs and pRSUs during the year ended December 31, 2022 (2021 – 4.1 million on exercise of warrants and stock options and settlement of RSUs and pRSUs and 47.4 million as consideration for the Premier Acquisition) (notes 14(b)(i), 18(c) and 5(c)).
(c)Share-based compensation plans
(i)Restricted share units
Under the terms of the Equinox Gold Restricted Share Unit Plan (the “RSU Plan”), the Board of Directors may, from time to time, grant to directors, officers, employees, and consultants, RSUs and pRSUs in such numbers and for such terms as may be determined by the Board of Directors.
Equity-settled RSUs and pRSUs
Equity-settled RSUs are settled in the Company’s common shares after the vesting conditions are met, which is generally within two or three years of the date of grant.
The number of awards vested under equity-settled pRSUs are subject to a multiplier of 0% to 300% of the number of pRSUs granted based on the achievement of specified non-market conditions, including gold production targets, or market conditions, including the Company’s total shareholder return as compared to the S&P Global Gold Index or the VanEck Vectors Junior Gold Miners ETF Index over a three-year comparison period. Share-based compensation expense related to pRSUs with non-market performance conditions is recognized over the expected vesting period with the cumulative amount recognized adjusted at the end of each reporting period to reflect the change, if any, in the number of pRSUs expected to vest and the expected vesting period based on expected performance. Share-based compensation expense related to pRSUs that vest based on market conditions is recognized over the three-year vesting period based on the grant date fair value of the award.
18.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(i)Restricted share units (continued)
Equity-settled RSUs and pRSUs (continued)
The following table summarizes the changes in the Company’s equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2022 and 2021:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2020	709,706	1,145,300
Granted	603,607	421,155
Settled	(428,065)	(295,200)
Forfeited	(41,936)	(1,100)
Outstanding – December 31, 2021	843,312	1,270,155
Granted	708,446	464,100
Settled	(381,950)	(568,653)
Forfeited	(188,550)	(225,800)
Outstanding – December 31, 2022	981,258	939,802
During the year ended December 31, 2022, the Company granted 0.7 million equity-settled RSUs (2021 – 0.6 million) and 0.5 million pRSUs (2021 – 0.4 million) to directors, officers and employees. The weighted average grant date fair value of the RSUs and pRSUs granted during the year ended December 31, 2022 was $6.23 (2021 – $9.26).
During the year ended December 31, 2022, the Company settled 0.6 million of pRSUs that were subject to a weighted average multiplier of 2.6 (2021 – 0.3 million subject to a weighted average multiplier of 1.6).
Cash-settled RSUs and pRSUs
Under the terms of the RSU Plan, certain RSUs and pRSUs granted to employees entitle the holder to a cash payment equal to the number of RSUs and pRSUs vested, multiplied by the quoted market value of the Company’s common shares on completion of the vesting period (the “cash-settled RSUs and cash-settled pRSUs”). The cash-settled RSUs granted generally vest over two or three years. The cash-settled pRSUs are subject to a multiplier of 0% to 200% based on the Company’s total shareholder return as compared to the S&P Global Gold Index over a three-year comparison period. The share-based compensation expense related to cash-settled RSUs and pRSUs is recognized over the two or three-year vesting period. The amount of share-based compensation expense is adjusted at the end of each reporting period to reflect the change in the quoted market price of the Company’s common shares and the number of RSUs and pRSUs expected to vest.
The following table summarizes the changes in the Company’s cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2022 and 2021:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2020	144,800	—
Granted	67,800	7,700
Settled	(105,350)	—
Outstanding – December 31, 2021	107,250	7,700
Granted	428,632	35,600
Settled	(69,850)	—
Forfeited	(102,350)	(20,100)
Outstanding – December 31, 2022	363,682	23,200
During the year ended December 31, 2022, the Company granted 0.5 million total cash-settled RSUs and pRSUs (2021 – 0.1 million) with a weighted average grant date fair value of $7.24 (2021 – $10.05).
18.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(i)Restricted share units (continued)
Cash-settled RSUs and pRSUs (continued)
The total fair value of cash-settled RSUs and pRSUs outstanding at December 31, 2022 was $0.8 million (2021 – $0.7 million), of which $0.2 million and $0.6 million (2021 – $0.5 million and $0.2 million) are included in other current liabilities and other non-current liabilities, respectively.
(ii)Deferred share units
Under the terms of the Equinox Gold Deferred Share Unit Plan (the “DSU Plan”), non-executive directors may elect to receive all or a portion of their annual compensation in the form of DSUs which are linked to the value of the Company's common shares. DSUs are issued on a quarterly basis under the terms of the DSU Plan, based on the five-day volume weighted average trading price of the Company’s common shares at the date of grant. DSUs vest immediately. The DSUs are redeemable in cash for 90 days from the date a director ceases to be a member of the Board.
The following table summarizes the changes in the Company’s DSUs outstanding during the years ended December 31, 2022 and 2021:

Number of DSUs
Outstanding – December 31, 2020	125,437
Granted	51,046
Outstanding – December 31, 2021	176,483
Granted	112,086
Redeemed	(7,831)
Outstanding – December 31, 2022	280,738
The weighted average grant date fair value of DSUs granted during the year ended December 31, 2022 was $5.02 (2021 – $7.63).
The total fair value of DSUs outstanding as at December 31, 2022 was $0.9 million (2021 – $1.2 million) and is included in other non-current liabilities.
(iii)Stock options
The following table summarizes the changes in the Company’s stock options outstanding during the years ended December 31, 2022 and 2021:

	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2020	2,919,070	$5.99
Issued in Premier Acquisition (note 5(c))	2,813,747	7.27
Exercised	(1,833,661)	5.77
Expired/forfeited	(315,713)	15.04
Outstanding – December 31, 2021	3,583,443	7.14
Exercised	(1,502,063)	7.82
Expired/forfeited	(225,737)	8.83
Outstanding – December 31, 2022	1,855,643	$6.42
18.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(iii)Stock options (continued)
The weighted average share price at the date of exercise of stock options during the year ended December 31, 2022 was $9.92 (2021 – $10.87).
The following table summarizes information about the Company’s outstanding and exercisable stock options at December 31, 2022:

	Options Outstanding			Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$1.89 - $6.00	1,415,825	$4.99	1.69	1,415,825	$4.99
$6.00 - $12.00	439,818	11.03	1.02	439,818	11.03
	1,855,643	$6.42	1.53	1,855,643	$6.42
(d)Share-based compensation
The following table summarizes the Company’s share-based compensation recognized during the years ended December 31, 2022 and 2021:

	2022	2021
RSUs and pRSUs	$4,954	$6,640
DSUs	(713)	(492)
Stock options	66	1,676
PSUs	—	(224)
Total share-based compensation	$4,307	$7,600

Recognized in the consolidated financial statements as follows:
Equity-settled
General and administration expense	$3,674	$6,773
Operating expense	54	927
Capitalized within construction-in-progress	741	273
Cash-settled
General and administration expense	(379)	(691)
Operating expense	217	290
Exploration expense	—	28
Total share-based compensation	$4,307	$7,600